Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (317,967)	$ (45,673)	¥ (314,846)	¥ (281,951)
Operating income (losses)	3,235,792	464,793	2,868,925	2,051,830
Fair value change of other non-current assets	(5,442)	(782)	(11,017)	0
Income before income taxes	3,701,006	531,616	3,241,421	2,261,541
Income tax expense	500,361	71,872	377,890	267,082
Net income attributable to Autohome Inc.	3,199,966	459,646	2,871,015	2,001,619
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	20,040	2,879	58,421	(55,055)
Comprehensive income attributable to Autohome Inc.	3,220,006	462,525	2,929,436	1,946,564
Parent Company [Member]
Operating expenses:
General and administrative expenses	(14,757)	(2,119)	(14,797)	(13,334)
Operating income (losses)	(14,757)	(2,119)	(14,797)	(13,334)
Interest income	79,628	11,438	45,023	13,441
Fair value change of other non-current assets	(5,442)	(782)	(11,017)
Share of income of subsidiaries and VIEs	3,140,537	451,109	2,851,806	2,001,512
Income before income taxes	3,199,966	459,646	2,871,015	2,001,619
Income tax expense	0	0	0	0
Net income attributable to Autohome Inc.	3,199,966	459,646	2,871,015	2,001,619
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	20,040	2,879	58,421	(55,055)
Comprehensive income attributable to Autohome Inc.	¥ 3,220,006	$ 462,525	¥ 2,929,436	¥ 1,946,564